BORROWINGS AND LEASES - Disclosure of Carrying Value of Borrowings (Details)	2 Months Ended	6 Months Ended
	Jun. 30, 2019 EUR (€)	Jun. 28, 2019 EUR (€)	Jun. 29, 2018 EUR (€)	Jun. 28, 2019 USD ($)	Dec. 31, 2018 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion		€ 5,676,000,000	€ 5,289,000,000		€ 5,127,000,000
Current portion of borrowings		620,000,000	395,000,000		491,000,000
Repayments on third party borrowings		(175,000,000)	€ 0
US$525 million 3.50% Notes 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion		€ 460,000,000			456,000,000
Notional amount | $				$ 525,000,000
Borrowings, interest rate		3.50%		3.50%
US$250 million 3.25% Notes 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion		€ 218,000,000			216,000,000
Notional amount | $				$ 250,000,000
Borrowings, interest rate		3.25%		3.25%
US$300 million 4.50% Notes 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion		€ 262,000,000			261,000,000
Notional amount | $				$ 300,000,000
Borrowings, interest rate		4.50%		4.50%
€350 million Floating Rate Note 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion		€ 350,000,000			350,000,000
Notional amount | $				$ 350,000,000
€700 million 0.75% Notes 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion		698,000,000			697,000,000
Notional amount		€ 700,000,000
Borrowings, interest rate		0.75%		0.75%
€350 million 2.63% Notes 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion		€ 348,000,000			348,000,000
Notional amount		€ 350,000,000
Borrowings, interest rate		2.63%		2.63%
€500 million 1.13% Notes 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion		€ 496,000,000			495,000,000
Notional amount		€ 500,000,000
Borrowings, interest rate		1.13%		1.13%
€350 million 2.38% Notes 2025
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion		€ 346,000,000			346,000,000
Notional amount		€ 350,000,000
Borrowings, interest rate		2.38%		2.38%
€250 million 2.75% Notes 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion		€ 248,000,000			248,000,000
Notional amount		€ 250,000,000
Borrowings, interest rate		2.75%		2.75%
€400 million 1.50% Notes 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion		€ 395,000,000			395,000,000
Notional amount		€ 500,000,000
Borrowings, interest rate		1.75%		1.75%
€500 million 1.75% Notes 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion		€ 493,000,000			493,000,000
Notional amount		€ 500,000,000
Borrowings, interest rate		1.88%		1.88%
€500 million 1.125% Notes 2029
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion		€ 492,000,000			0
Notional amount		€ 500,000,000
Borrowings, interest rate		1.125%		1.125%
€500 million 1.88% Notes 2030
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion		€ 495,000,000			495,000,000
Notional amount		€ 500,000,000
Borrowings, interest rate		1.88%		1.88%
Term loan 2018-2021[2]
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion		€ 100,000,000			274,000,000
Repayments on third party borrowings	€ 175,000,000
€350 million 2.00% Notes 2019
Disclosure of detailed information about borrowings [line items]
Current portion of borrowings		350,000,000			349,000,000
Notional amount		€ 350,000,000
Borrowings, interest rate		2.00%		2.00%
Lease obligations
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion		€ 275,000,000
Lease obligations
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion					53,000,000
EUR commercial paper
Disclosure of detailed information about borrowings [line items]
Current portion of borrowings		170,000,000			120,000,000
Lease obligations
Disclosure of detailed information about borrowings [line items]
Current portion of borrowings		€ 100,000,000
Lease obligations
Disclosure of detailed information about borrowings [line items]
Current portion of borrowings					€ 22,000,000